Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended
	Jul. 23, 2014	Jul. 02, 2014	Jul. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Restricted cash deposit				$ 39,000	$ 39,000
Payment of offering costs				2,285,000
Proceeds from initial public offering of common stock, net of commissions and underwriting discounts			96,300,000	96,255,000
Reverse stock split description				In connection with preparing for the IPO, the Company's board of directors and stockholders approved a 1-for-3.15 reverse stock split of the Company's common stock
Reverse stock split effective date				Jul. 02, 2014
Reverse stock split ratio		0.3175
Issuance of additional shares of common stock upon conversion	18,007,575
Research and Development [Member]
Summary Of Significant Accounting Policies [Line Items]
Government grants				129,000	96,000	0
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Summary Of Significant Accounting Policies [Line Items]
Assets fair value				127,766,000	8,066,000
Fair Value, Inputs, Level 2 [Member]
Summary Of Significant Accounting Policies [Line Items]
Assets fair value				0	0
Liabilities fair value				0	0
Fair Value, Inputs, Level 3 [Member]
Summary Of Significant Accounting Policies [Line Items]
Assets fair value				0	0
Liabilities fair value				0	0
Initial Public Offering [Member]
Summary Of Significant Accounting Policies [Line Items]
Issuance of common stock, Shares	5,750,000
Initial public offering, common stock price per share	18.00
Proceeds from initial public offering of common stock, net of commissions and underwriting discounts	94,000,000